Share-based payments - Share-based compensation fair value assumptions (Details)	9 Months Ended
Sep. 30, 2018 USD ($)
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	2.14%
Expected Volatility OEC (%)	25.16%
Expected Volatility Peer Group (%)	13.90%
Correlation	0.5234
Risk-free interest rate (%)	0.90%
Weighted average fair value of PSUs granted in USD	$ 17.41
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	2.23%
Expected Volatility OEC (%)	32.07%
Expected Volatility Peer Group (%)	18.12%
Correlation	0.4952
Risk-free interest rate (%)	0.76%
Weighted average fair value of PSUs granted in USD	$ 17.21
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	1.88%
Expected Volatility OEC (%)	33.77%
Expected Volatility Peer Group (%)	17.30%
Correlation	0.4574
Risk-free interest rate (%)	1.45%
Weighted average fair value of PSUs granted in USD	$ 24.89
2018 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend Yield (%)	1.94%
Expected Volatility OEC (%)	30.22%
Expected Volatility Peer Group (%)	20.09%
Correlation	0.3659
Risk-free interest rate (%)	1.46%
Weighted average fair value of PSUs granted in USD	$ 39.24